Contract Assets, Net and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets, Net and Contract Liabilities [Abstract]
Schedule of Contract Asset is Presented Net of Allowance for Expected Credit Loss

Contract assets is presented net of allowance for expected credit loss.

	As of December 31,	As of June 30,
	2024	2025
Contract assets	$1,060,590	$398,639
Less: allowance for expected credit loss	(2,919)	(910)
Total	$1,057,671	$397,729

Contract assets is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Contract assets	$987,084	$1,060,590
Less: allowance for expected credit losses	(2,949)	(2,919)
Total	$984,135	$1,057,671

Schedule of Movement of Contract Assets

The movement of contract assets is as follows:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$987,084	$1,060,590
Additions	87,166,469	23,187,799
Reclassified to receivables due to billings	(87,092,963)	(23,849,750)
Total	$1,060,590	$398,639

The movement of contract assets is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$960,251	$987,084
Additions	140,020,469	87,166,469
Reclassified to receivables due to billings	(139,993,636)	(87,092,963)
Total	$987,084	$1,060,590

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(2,949)	$(2,919)
Reversal	30	2,009
Total	$(2,919)	$(910)
The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2023	2024
Balance at beginning of the year	$(2,895)	$(2,949)
(Provision) Reversal	(54)	30
Total	$(2,949)	$(2,919)